Share-based payment - Main characteristics of the Plans (Details) R$ in Thousands							6 Months Ended		12 Months Ended
	Nov. 01, 2023 shares	Jun. 01, 2023 shares	Jan. 31, 2022 shares R$ / shares	Jul. 09, 2020 shares R$ / shares	Feb. 15, 2018 shares R$ / shares	Sep. 30, 2016 shares R$ / shares	Dec. 31, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2024 shares R$ / shares	Dec. 31, 2023 shares	Dec. 31, 2023 R$ / shares	Dec. 31, 2023	Dec. 31, 2022 shares	Dec. 31, 2022 R$ / shares	Dec. 31, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2020 R$ / shares	Dec. 31, 2018 R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted	15,000	2,140,500					130,000	1,985,000	0	2,155,500		50,000,000	643,500,000		2,903,500,000
Vesting	4 years	4 years
Average Strike Price									R$ 0		R$ 15.50			R$ 15.50
Plan 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted															0
Plan 2 | Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted									0	0							643,500
2018 - Plan 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares						1,764,000,000
Vesting									5 years
Average Strike Price						R$ 1,560
2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares					5,452,464,000				0	0
Vesting									5 years
Average Strike Price					R$ 1,800
Strike price																			R$ 1,800
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted				3,182,250,000					0	0			0		0
Vesting									5 years
Average Strike Price				R$ 21,500
Strike price																		R$ 21,500
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares			3,250,000,000						0	50,000,000			2,903,500,000
Vesting									5 years
Average Strike Price			R$ 15,500
Strike price														15,500
Plan 1 | Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares									0	0			489,386,000
Average Strike Price									R$ 0		R$ 0			R$ 11.89
USEND
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | shares									489,386,000
Vesting									3 years
Strike price | (per share)									R$ 11.89							$ 1.92